Other equity instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Other equity instruments	Note 33: Other equity instruments

	2025 £m	2024 £m	2023 £m
At 1 January	6,195	6,940	5,297
Issued during the year:
£750 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities callable 2030	750	–	–
$1,000 million 6.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities callable 2035	761
$1,000 million 6.75% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2031	–	763	–
$1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029	–	–	1,028
£750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028	–	–	750
	1,511	763	1,778
Repurchases and redemptions during the year:
€750 million 6.375% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2020	(622)	–	–
$1,500 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2025	(1,137)	–	–
$1,675 million 7.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities	–	(1,008)	–
£500 million 5.125% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2024	–	(500)	–
£1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023	–	–	(135)
	(1,759)	(1,508)	(135)
Profit for the year attributable to other equity holders	463	498	527
Distributions on other equity instruments	(463)	(498)	(527)
At 31 December	5,947	6,195	6,940
The AT1 securities are Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities with no fixed maturity or redemption date. The principal terms of the AT1 securities are described below:
•The securities rank behind the claims against Lloyds Banking Group plc of (a) unsubordinated creditors, (b) claims which are, or are expressed to be, subordinated to the claims of unsubordinated creditors of Lloyds Banking Group plc but not further or otherwise, or (c)
whose claims are, or are expressed to be, junior to the claims of other creditors of Lloyds Banking Group, whether subordinated or unsubordinated, other than those whose claims rank, or are expressed to rank, pari passu with, or junior to, the claims of the holders of the AT1 securities in a winding-up occurring prior to a conversion event being triggered
•The securities bear a fixed rate of interest until the first reset date. After the first reset date or any reset date thereafter, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five year periods based on market rates
•Interest on the securities will be due and payable only at the sole discretion of Lloyds Banking Group plc, and Lloyds Banking Group plc
may at any time elect to cancel any interest payment (or any part thereof) which would otherwise be payable on any interest payment date. There are also certain restrictions on the payment of interest as specified in the terms
•The securities are undated and are repayable, at the option of Lloyds Banking Group plc, in whole at the first call date or period, or on any fifth anniversary after the first call date or period. In addition, the AT1 securities are repayable, at the option of Lloyds Banking
Group plc, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA
•The securities convert into ordinary shares of Lloyds Banking Group plc, at a pre-determined price, should the CET1 ratio of the Group fall below 7.0%